RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

8. RELATED PARTY TRANSACTIONS

Due From Related Party

As of June 30, 2026, $0 (December 31, 2025 - $6,833) was due from the CFO, for expenses paid on behalf of the CFO by the Company prior to the initial public offering. The amounts were unsecured, non-interest bearing and due on demand. The amount has been repaid on May 15, 2026.

Notes Payable

On August 14, 2010, Company entered into a loan agreement with the former CEO, who is also a significant shareholder, in the amount of $865,000. The loan bears no interest, with no terms of repayment. As of June 30, 2026, and December 31, 2025, $0 and $185,976 was outstanding for this loan, respectively (Note 11).

On August 14, 2010, the Company entered into a loan agreement with an entity owned by the spouse of the former CEO, who is also a significant shareholder, in the amount of $865,000. The loan bears no interest, with no terms of repayment. As of June 30, 2026 and December 31, 2025, $0 and $865,000 was outstanding for this loan, respectively (Note 11).

On August 1, 2022, the Company entered into a loan agreement with the former CEO, who is also a significant shareholder, in the amount of $475,150. The loan bears no interest, with no terms of repayment. As of June 30, 2026 and December 31, 2025, $0 and $475,150 was outstanding for this loan, respectively (Note 11).

Related Party Transactions

Total related party transactions reported for the following items are as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025

Selling, general and administrative	$72,000	$179,097	$218,000	$371,703

Management Compensation

The former CEO, the CEO, and the CFO are paid through consulting arrangements. Their remuneration, reported in selling, general and administrative expenses are as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025

Former CEO and Director(1)	$-	$85,097	$50,000	$160,097
CEO, VP of Development, and Director(2)	27,000	24,000	54,000	48,000
CFO(3)	45,000	45,000	90,000	90,000
Total	$72,000	$154,097	$194,000	$298,097

(1) As of June 30, 2026 and December 31, 2025, $0 and $25,000, respectively, of management compensation owed to the former CEO were included in accounts payable and accrued liabilities.

(2) As of June 30, 2026 and December 31, 2025, $0 and $8,000, respectively, of management compensation owed to the CEO and VP of Development were included in accounts payable and accrued liabilities.

(3) As of June 30, 2026 and December 31, 2025, $128 and $0, respectively, of management compensation owed to the CFO were included in accounts payable and accrued liabilities.

Consulting Fees and Contract Labor

The Company incurred other selling, general, and administrative expenses to family members of the former CEO and director, and other former directors as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025

Spouse of former CEO and Director(1)	$-	$18,000	$12,000	$36,000
Other family members of former CEO and Director (2)	-	7,000	12,000	27,000
Former directors(1)	-	-	-	10,606
Total	$-	$25,000	$24,000	$73,606

(1) Paid for consulting services.

(2) Paid for contract labor.

9. RELATED PARTY TRANSACTIONS

Due From Related Party

As of December 31, 2025 and 2024, $0 and $4,074, respectively, was due from the former CEO, who is also a significant shareholder. The amounts are unsecured, non-interest bearing and due on demand.

As of December 31, 2025, $6,833 (December 31, 2024 - $0) was due from the CFO, for expenses paid on behalf of the CFO by the Company prior to the initial public offering. The amounts are unsecured, non-interest bearing and due on demand.

Management Fees

During the years ended December 31, 2025 and 2024, management fees of $310,097 and $232,000, respectively, were incurred to the former CEO, who is also a significant shareholder of the Company. As of December 31, 2025 and 2024, $25,000 and $0, respectively, management fees were included in accounts payable and accrued liabilities. . Management fees also included stock-based compensation arising from 500,000 options issued to the former CEO, amounting to $397,410 and $0, respectively, for the years ended December 31, 2025 and 2024. The grant date fair value of the 500,000 options granted was $868,102.

Consulting Fees

During the years ended December 31, 2025 and 2024, the Company incurred an expense of $35,000 and $25,000, respectively, of fees to a former BOD member. As of December 31, 2025 and December 31, 2024, $0 and $0 of these fees were unpaid, respectively.

During the years ended December 31, 2025 and 2024, the Company incurred an expense of $0 and $90,000, respectively, of fees to a Company for which a BOD member is part of senior management. As of December 31, 2025 and 2024, $0 and $0 of these fees were included in accounts payable and accrued liabilities, respectively.

During the years ended December 31, 2025 and 2024, the Company incurred an expense of $72,000 and $53,000, respectively, of fees to an entity owned by the spouse of the former CEO, who is also a significant shareholder. As of December 31, 2025 and 2024, $6,000 and $0 of these fees were included in accounts payable and accrued expenses.

During the years ended December 31, 2025 and 2024, the Company incurred an expense of $40,606 and $0, respectively, of fees to the former BOD member of the Company. As of December 31, 2025 and 2024, $0 and $0 of these fees were unpaid, respectively.

Contract Labor

During the years ended December 31, 2025 and 2024, the Company incurred expenses of $73,000 and $0, respectively, to an immediate family member of the former CEO, who is also a significant shareholder. As of December 31, 2025 and 2024, $0 and $0 of these fees were unpaid, respectively.

Director Fees

During the years ended December 31, 2025 and 2024, directors fees of $168,000 and $164,000, respectively, were incurred. As of December 31, 2025 and 2024, $34,000 and $128,000, respectively, of directors fees were included in accounts payable and accrued liabilities.

Professional Fees

During the years ended December 31, 2025 and 2024, the Company incurred professional fee expenses of $101,000 and $95,000, respectively, with the CEO and VP of Development. There were $8,000 and $0 owed to this related party as of December 31, 2025 and 2024, respectively.

During the years ended December 31, 2025 and 2024, the Company incurred professional fee expenses of $180,000 and $157,000, respectively, to the CFO of the Company. There were no amounts owed to this related party as of December 31, 2025 and 2024.

Stock-based Compensation

During the year ended December 31, 2024, the Company recognized no stock-based compensation, as there were no Options nor RSUs issued.

During the year ended December 31, 2025, the Company granted the following Options and RSUs to related parties:

  500,000 Options with grant date fair value of $868,102 to the former CEO, who is also a significant shareholder;
  640,000 Options with grant date fair value of $1,113,101 to the spouse of the former CEO, who is also a significant shareholder;
  250,000 Options with grant date fair value of $434,051 to the two immediate family members of the former CEO, who is also a significant shareholder;
  125,000 Options with grant date fair value of $217,025 to the CEO and VP of Development;
  125,000 Options with grant date fair value of $218,059 to a director;
  750,000 RSUs with grant date fair value of $2,692,500 to the CFO; and
  525,000 RSUs with grant date fair value of $1,884,750 to two directors and two former directors.

During the years ended December 31, 2025, the Company incurred stock-based compensation arising from RSUs amounting to $549,633 to two directors, recognized in consulting fees; and $1,374,083 to the CFO, recognized in professional fees.

During the years ended December 31, 2025 the Company incurred stock-based compensation arising from options amounting to $397,410 to the former CEO, recognized in management fees; and $485,044 to the spouse of the former CEO, who is also a significant shareholder, recognized in consulting fees; and $198,705 to two immediate family members of the former CEO, recognized in contract labor and fuel; and $86,688 to a director, recognized in consulting fees; and $99,353 to the CEO and VP of Development, recognized in professional fees.

Commitments and Contingencies

The Company entered into an agreement with a company owned 50% by the former CEO, who is also a significant shareholder. The agreement is to buy jet engines. The purchase price of the jet engines is $2,200,000. As of December 31, 2025, the Company had total long-term deposits with this related party recorded for this agreement of $0 (December 31, 2024 - $1,300,000). The Company received the jet engines upon completion of listing on the NYSE American and had paid the contract price in full. The Company placed the jet engines into service on December 18, 2025.

Notes Payable

On August 14, 2010, Company entered into a loan agreement with the former CEO, who is also a significant shareholder, in the amount of $865,000. The loan bears no interest, with no terms of repayment. During the years ended December 31, 2025 and 2024, repayments of $0 and $45,000, respectively, were made. During the year ended December 31, 2025, the Company applied $4,074 that was due from the former CEO against the outstanding balance of this loan. As of December 31, 2025 and 2024, $185,976 and $190,050, respectively, were outstanding for this loan.

On August 14, 2010, the Company entered into a loan agreement with an entity owned by the spouse of the former CEO, who is also a significant shareholder, in the amount of $865,000. The loan bears no interest, with no terms of repayment. As of December 31, 2025 and 2024, $865,000 was outstanding for this loan.

On April 10, 2016, the Company entered into a loan agreement with a company owned 50% by the former CEO, who is also a significant shareholder in the amount of $100,000. The loan bears no interest, with no terms of repayment. During the years ended December 31, 2025 and 2024, repayments of $100,000 and $0, respectively, were made. As of December 31, 2025 and 2024, $0 and $100,000, respectively, was outstanding for this loan.

On August 1, 2022, the Company entered into a loan agreement with the CEO, who is also a significant shareholder, in the amount of $475,150. The loan bears no interest, with no terms of repayment. As of December 31, 2025 and 2024, $475,150 was outstanding for this loan.